SHARE-BASED COMPENSATION - Restricted Shares Narrative (Details) - Restricted Stock - shares				12 Months Ended
	Oct. 15, 2024	Mar. 13, 2023	May 16, 2022	Dec. 31, 2024	Dec. 31, 2023
Kaixin 2022 Plan | Class A Ordinary Shares
SHARE-BASED COMPENSATION
Awards granted			43,888	43,888	43,888
Kaixin 2023 Plan | Class A Ordinary Shares
SHARE-BASED COMPENSATION
Awards granted		43,888		43,888	43,888
Kaixin 2024 Plan | Class A Ordinary Shares
SHARE-BASED COMPENSATION
Awards granted	17,133,333			2,355,059
Kaixin 2024 Plan | Class B Ordinary Shares
SHARE-BASED COMPENSATION
Awards granted	5,016,667			1,100,000